Leases-Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 60
2027	32
Total operating lease payments	92
Less: imputed interest	(21)
Present value of lease liability	$ 71